Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Tax Deferred Expense [Abstract]
Net operating loss carryforwards	$ 43,973	$ 42,181
Tax credits	4,535	3,808
California capitalized research and development	343	290
Depreciation	0	153
Others, net	602	318
Total deferred tax assets	49,453	46,750
Valuation allowance	49,403	46,749
Deferred tax asset, net of valuation allowance	50	1
Deferred tax liabilities:
Others, net	0	1
Fixed assets	50	0
Total deferred tax liabilities	50	1
Net deferred tax assets	$ 0	$ 0